PRUDENTIAL DIVERSIFIED FUNDS(SM)

Prospectus dated October 5, 1998

--------------------------------------------------------------------------------

     The Prudential Diversified Funds(SM) (the "Trust"), is an open-end, management investment company currently composed of three diversified investment portfolios (the "Funds") with the following investment objectives:

    - PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND seeks to provide current income and a reasonable level of capital appreciation.

    - PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND seeks to provide capital appreciation and a reasonable level of current income.

    - PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND seeks to provide long-term capital appreciation.

     Prudential Investments Fund Management LLP ("PIFM" or the "Manager") is responsible for the overall management of the Funds. Each Fund benefits from discretionary advisory services provided by several highly regarded sub-advisers (each an "Adviser") identified, retained, supervised and compensated by PIFM.

     The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.


     This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing. Additional information about the Trust has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information, dated October 5, 1998, which information is incorporated herein by reference and is available without charge upon request to the Trust at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Trust.


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     Investors are advised to read this Prospectus and retain it for future reference.
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AN INVESTMENT IN THE TRUST IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

     The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

WHAT IS PRUDENTIAL DIVERSIFIED FUNDS?

     Prudential Diversified Funds is an open-end management investment company offering shares in three diversified mutual funds (the "Funds"). A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds from such sales in a portfolio of securities designed to achieve its investment objective.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     The Funds' investment objectives are as follows:

     PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH FUND (THE "CONSERVATIVE GROWTH FUND") SEEKS TO PROVIDE CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. The Fund pursues its objective by investing in a diversified portfolio of debt obligations and equity securities.

     PRUDENTIAL DIVERSIFIED MODERATE GROWTH FUND (THE "MODERATE GROWTH FUND") SEEKS TO PROVIDE CAPITAL APPRECIATION AND A REASONABLE LEVEL OF CURRENT
INCOME. The Fund pursues its objective by investing in a diversified portfolio of equity securities and debt obligations.

     PRUDENTIAL DIVERSIFIED HIGH GROWTH FUND (THE "HIGH GROWTH FUND") SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION. The Fund pursues its objective by investing in a diversified portfolio of equity securities.

     Each Fund includes a mix of asset classes and investment styles consistent with the objectives, investment horizon and risk tolerance of a particular type of investor. See "Introducing Prudential Diversified Funds -- What Are the Differences Between the Funds?"

WHO MANAGES THE FUNDS?

     Prudential Investments Fund Management LLC ("PIFM" or the "Manager") is the Manager of each Fund and is compensated for its services at the annual rate of
 .75% of the average daily net assets of each Fund.

     PIFM has contracted with several highly regarded sub-advisers (the "Advisers") to manage the assets of each Fund. PIFM has selected each Adviser based on its experience and proven ability to achieve superior investment results. In selecting the Advisers, PIFM has also considered their investment philosophies, analytical resources and other factors.

WHAT ARE THE FUNDS' RISK FACTORS AND SPECIAL CHARACTERISTICS?

     The Conservative Growth and Moderate Growth Funds may invest up to 35% of their respective total assets in debt securities rated below "investment grade." These securities, which are often referred to as "junk bonds," are regarded as predominantly speculative and generally entail a higher risk of default than higher quality debt. Each Fund may invest a substantial portion of its assets in the common stock of small and medium-sized companies. Stock issued by these companies is generally more volatile than stocks of larger, more established companies. Each of the Conservative Growth and Moderate Growth Funds may invest in debt securities of foreign issuers, and each of the

Conservative Growth, Moderate Growth and High Growth Funds may invest in the stock of foreign issuers. These investments may include securities of issuers located in emerging market countries. Foreign securities involve considerations and risks not typically associated with investments in the securities of U.S. issuers. The risks associated with investments in foreign securities are generally greater with respect to the securities of issuers in emerging market countries. See "Risk Factors" below. As with an investment in any mutual fund, an investment in a Fund can decrease in value and you can lose money.

WHO DISTRIBUTES THE TRUST'S SHARES?

     Prudential Investment Management Services LLC (the "Distributor") acts as the Distributor of the Trust's Class A, Class B, Class C and Class Z shares and is paid a distribution and/or service fee with respect to each Fund's Class A shares which is currently being charged at the annual rate of .25 of 1% of the average daily net assets of each Fund's outstanding Class A shares and is paid a distribution and service fee with respect to each Fund's Class B and Class C shares at the annual rate of 1% of the average daily net assets of each Fund's outstanding Class B and Class C shares. The Distributor incurs the expense of distributing the Trust's Class Z shares under a Distribution Agreement with the Trust, none of which is reimbursed by or paid for by the Trust. See "How the Trust is Managed -- Distributor."

WHAT IS THE MINIMUM INVESTMENT?


     The minimum initial investment is $1,000 for Class A and Class B shares and $2,500 for Class C shares. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. Class Z shares are not subject to any minimum investment requirements. There is no minimum investment requirement for certain employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Investment Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide -- How to Buy Shares of the Trust" and "Shareholder Guide -- Shareholder Services."


HOW DO I PURCHASE SHARES?

     You may purchase shares of the Funds through the Distributor, through brokers or dealers that have entered into agreements to act as participating or introducing brokers for the Distributor ("Dealers") or directly from the Trust through its transfer agent, Prudential Mutual Fund Services LLC ("PMFS" or the "Transfer Agent"). In each case, sales are made at the net asset value per share ("NAV") next determined after receipt of your purchase order by the Transfer Agent, a Dealer or the Distributor plus a sales charge, which may be imposed at the time of purchase, on a deferred basis, or both. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent-deferred sales charge. Class C shares are sold with a low front-end sales charge, but are also subject to a contingent-deferred sales charge. Class Z shares are offered to a limited group of investors at NAV without any sales charge. Dealers may charge their customers a separate fee for handling purchase transactions. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. See "How the Trust Values its Shares" and "Shareholder Guide -- How to Buy Shares of the Trust."

WHAT ARE MY PURCHASE ALTERNATIVES?

     The Trust offers four classes of shares in each Fund:

- Class A Shares:   Sold with an initial sales charge of up to 5% of the
                    offering price.
- Class B Shares:   Sold without an initial sales charge but are subject to a
                    contingent deferred sales charge or CDSC (declining to zero from 5% of the lower of the amount invested or the
                    redemption proceeds), which will be imposed on certain
                    redemptions made within six years of purchase. Although
                    Class B shares are subject to higher ongoing
                    distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares
                    approximately seven years after purchase.
- Class C Shares:   Sold with an initial sales charge of 1% of the offering
                    price and are also subject to a CDSC of 1% on redemptions
                    for a period of 18 months after purchase. Like Class B
                    shares, Class C shares are subject to higher ongoing
                    distribution-related expenses than Class A shares, but Class
                    C shares do not convert to another class.
- Class Z Shares:   Sold without either an initial sales charge or CDSC to a
                    limited group of investors. Class Z shares are not subject to any ongoing service or distribution-related expenses.
See "Shareholder Guide -- Alternative Purchase Plan."

HOW DO I SELL MY SHARES?

     You may redeem your shares at any time at the NAV next determined after your Dealer, the Distributor or the Transfer Agent receives your sell order. The proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. Dealers may charge their customers a separate fee for handling sale transactions. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about selling their Class Z Shares. See "Shareholder Guide -- How to Sell Your Shares."

HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

     Each Fund expects to pay dividends of net investment income, if any, as follows:

            FUND                DIVIDENDS DECLARED AND PAID
----------------------------    ----------------------------
Conservative Growth.........    Quarterly
Moderate Growth.............    Semi-Annually
High Growth.................    Annually

In addition, each Fund will make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of a Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions."

                                 TRUST EXPENSES
                            CONSERVATIVE GROWTH FUND

                                     CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                     --------------   -------------------------   -----------------   --------------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)................     5%                      None                     1%             None
  Maximum Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds,
    whichever is lower)............    None           5% during the first year,   1% on redemptions     None
                                                      decreasing by 1% annually    made within 18
                                                       to 1% in the fifth and         months of
                                                      sixth years and 0% in the       purchase
                                                            seventh year*
  Sales Load Imposed on Reinvested
    Dividends......................    None                     None                    None            None
  Redemption Fees..................    None                     None                    None            None
  Exchange Fee.....................    None                     None                    None            None

                                     CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                     --------------   -------------------------   -----------------   --------------
ANNUAL FUND OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE NET
  ASSETS)
  Management Fees..................    .75%                     .75%                    .75%            .75%
  12b-1 Fees.......................   .25%++                    1.00%                   1.00%           None
  Other Expenses...................    .38%                     .38%                    .38%            .38%
                                     ------------               -----                   -----         ----------
  Total Fund Operating Expenses....   1.38%++                   2.13%                   2.13%           1.13%
                                     ------------               -----                   -----         ----------
                                     ------------               -----                   -----         ----------

---------------

 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide -- Conversion
   Feature -- Class B Shares."

 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges ("12b-1 fees") on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term Class B and Class C shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Trust is Managed -- Distributor."

++ Although the Class A Distribution and Service Plan provides that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution and service fees with respect to Class A shares of the Fund for the remainder of the current fiscal year so as not to exceed .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice. See "How the Trust is Managed -- Distributor." Total Fund Operating Expenses for Class A shares without such limitation would be 1.43%.

                              MODERATE GROWTH FUND

                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..................     5%                      None                     1%             None
  Maximum Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds,
    whichever is lower)..............    None           5% during the first year,   1% on redemptions     None
                                                        decreasing by 1% annually    made within 18
                                                         to 1% in the fifth and         months of
                                                        sixth years and 0% in the       purchase
                                                              seventh year*
  Sales Load Imposed on Reinvested
    Dividends........................    None                     None                    None            None
  Redemption Fees....................    None                     None                    None            None
  Exchange Fee.......................    None                     None                    None            None

                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
  Management Fees....................    .75%                     .75%                    .75%            .75%
  12b-1 Fees.........................   .25%++                    1.00%                   1.00%           None
  Other Expenses.....................    .50%                     .50%                    .50%            .50%
                                       ------------               -----                   -----         ----------
  Total Fund Operating Expenses......   1.50%++                   2.25%                   2.25%           1.25%
                                       ------------               -----                   -----         ----------
                                       ------------               -----                   -----         ----------

---------------
 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide -- Conversion
   Feature -- Class B Shares."

 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges ("12b-1 fees") on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term Class B and Class C shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Trust is Managed -- Distributor."

++ Although the Class A Distribution and Service Plan provides that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution and service fees with respect to Class A shares of the Fund for the remainder of the current fiscal year so as not to exceed .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice. See "How the Trust is Managed -- Distributor." Total Fund Operating Expenses for Class A shares without such limitation would be 1.55%.

                                HIGH GROWTH FUND

                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)..................     5%                      None                     1%             None
  Maximum Deferred Sales Load (as a
    percentage of original purchase
    price or redemption proceeds,
    whichever is lower)..............    None           5% during the first year,   1% on redemptions     None
                                                        decreasing by 1% annually    made within 18
                                                         to 1% in the fifth and         months of
                                                        sixth years and 0% in the       purchase
                                                              seventh year*
  Sales Load Imposed on Reinvested
    Dividends........................    None                     None                    None            None
  Redemption Fees....................    None                     None                    None            None
  Exchange Fee.......................    None                     None                    None            None

                                       CLASS A SHARES        CLASS B SHARES          CLASS C SHARES     CLASS Z SHARES
                                       --------------   -------------------------   -----------------   --------------
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET
    ASSETS)
  Management Fees....................    .75%                     .75%                    .75%            .75%
  12b-1 Fees.........................   .25%++                    1.00%                   1.00%           None
  Other Expenses.....................    .44%                     .44%                    .44%            .44%
                                       ------------               -----                   -----         ----------
  Total Fund Operating Expenses......    1.44%                    2.19%                   2.19%           1.19%
                                       ----------                 -----                   -----         ----------
                                       ----------                 -----                   -----         ----------

---------------
 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide -- Conversion
   Feature -- Class B Shares."

 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges ("12b-1 fees") on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, long-term Class B and Class C shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Trust is Managed -- Distributor."

++ Although the Class A Distribution and Service Plan provides that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares, the Distributor has agreed to limit its distribution and service fees with respect to Class A shares of the Fund for the remainder of the current fiscal year so as not to exceed .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice. See "How the Trust is Managed -- Distributor." Total Fund Operating Expenses for Class A shares without such limitation would be 1.49%.

EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Class B and Class C shares only, no redemption at the end of each time period:

                                                              1 YEAR    3 YEARS
                                                              ------    -------
Conservative Growth Fund
  Class A...................................................   $63       $ 92
  Class B (Redemption)......................................   $72       $ 97
  Class B (No Redemption)...................................   $22       $ 67
  Class C (Redemption)......................................   $41       $ 76
  Class C (No Redemption)...................................   $31       $ 76
  Class Z...................................................   $12       $ 36
Moderate Growth Fund
  Class A...................................................   $64       $ 95
  Class B (Redemption)......................................   $73       $100
  Class B (No Redemption)...................................   $23       $ 70
  Class C (Redemption)......................................   $43       $ 80
  Class C (No Redemption)...................................   $33       $ 80
  Class Z...................................................   $13       $ 40
High Growth Fund
  Class A...................................................   $64       $ 93
  Class B (Redemption)......................................   $72       $ 99
  Class B (No Redemption)...................................   $22       $ 69
  Class C (Redemption)......................................   $42       $ 78
  Class C (No Redemption)...................................   $32       $ 78
  Class Z...................................................   $12       $ 38

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the foregoing tables and example is to assist an investor in understanding the various types of costs and expenses that an investor in the Funds will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Trust is Managed." "Other Expenses" are estimated for the fiscal year ending July 31, 1999, and include Trustees' and professional fees, registration fees, reports to shareholders and transfer agency and custodian (domestic and foreign) fees.

                    INTRODUCING PRUDENTIAL DIVERSIFIED FUNDS


     A recent study has shown that the greatest impact on long-term investment returns is attributable to an investor's asset allocation decisions (i.e., the mix of stocks, bonds and money market investments) rather than market timing or individual security selection.(1) Many investors do not have the time, the experience or the resources to implement a sound asset allocation strategy on their own. Investors have increasingly looked to mutual funds as a way to diversify their investments.



     Prudential Diversified Funds is designed for investors who want investment professionals to make their asset allocation decisions. The Trust offers three Funds designed to provide investors with a means to manage their long-term investments prudently in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.


WHAT ARE THE DIFFERENCES AMONG THE FUNDS?

     Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum.

                              [RISK/RETURN GRAPH]

---------------

    (1)Source: Financial Analysts Journal. May/June 1991: "Determinants of Portfolio Performance II: An Update," by Gary Brinson, Brian Singer and Gilbert Beebower. Results are based on the 10-year performance records of 82 pension funds. The study updates and supports a similar study done in 1986.

     The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments.

     PIMF has developed an asset allocation strategy for the Funds designed to provide a mix of investment types and styles that is appropriate for investors with a conservative, moderate or aggressive investment orientation.

     CONSERVATIVE GROWTH FUND may be appropriate for investors who are seeking current income and low to moderate capital appreciation. Investors in this Fund should have both sufficient time and tolerance for risk of investment volatility to accept periodic declines. The Fund is generally appropriate for investors with a reasonably long time horizon (e.g., investors who are investing during early retirement).

     MODERATE GROWTH FUND may be appropriate for investors who are seeking capital appreciation, but who are not willing to take the substantial market risks associated with the High Growth Fund. Investors in this Fund should have both the time and the tolerance for investment volatility to accept possible large declines. The Fund is generally appropriate for investors with a long time horizon (e.g., investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s).

     HIGH GROWTH FUND may be appropriate for investors seeking to maximize the potential for capital appreciation. Investors in this Fund should have both the time and tolerance for investment volatility to accept substantial declines. The Fund is generally appropriate for investors with a very long time horizon (e.g., investors in their 20s, 30s or 40s who are saving for retirement and who plan to retire in their early to mid 60s).

     An investor can choose any of these three Funds, depending on his or her financial situation, personal investment objectives, investment horizon and level of risk tolerance.

HOW ARE THE FUNDS MANAGED?

     The Manager has contracted with several highly regarded sub-advisers (the "Advisers") to manage the assets of each Fund. Each Adviser manages a portion of a Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of each Fund's Advisers and allocates the Fund's assets among its Advisers.

     The Manager believes that its asset allocation strategy and multi-Adviser approach will enhance the performance of the Funds and reduce their volatility. First, the Manager believes that it can identify Advisers who will achieve superior investment performance. Although each Adviser will focus the management of its Fund segment in a particular type and style of investing, the Manager believes that the combined efforts of several Advisers will result in prudently diversified Funds. Lastly, the Manager believes that at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying each Fund among a variety of investment types and styles will reduce volatility.

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

     Set forth below is a description of the investment objective and policies of each Fund. Except for certain investment restrictions described in the Statement of Additional Information, the investment objective and policies of each Fund may be modified by the Board of Trustees. There can be no assurance that a Fund will achieve its investment objective. As with an investment in any mutual fund, an investment in a Fund can decrease in value and you can lose money. Further information about the investment policies of each Fund appears in the Statement of Additional Information.

CONSERVATIVE GROWTH FUND

     The Conservative Growth Fund's investment objective is to seek to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income and equity securities. The table below identifies the Fund's Advisers and their respective Fund segments.

                                 INITIAL ALLOCATION
                                     OF FUND'S
ADVISER                                ASSETS         ASSET CLASS        INVESTMENT TYPE/STYLE
-------                          ------------------   -----------        ---------------------
Jennison Associates LLC             15%                Equities     Growth-oriented, focusing on
                                                                    large-cap stocks

The Prudential Investment           15%                Equities     Value-oriented, focusing on
  Corporation                                                       large-cap stocks

Franklin Advisers, Inc.              5%                Equities     Growth-oriented, focusing on
                                                                    small-cap and mid-cap stocks

The Dreyfus Corporation              5%                Equities     Value-oriented, focusing on
                                                                    small-cap and mid-cap stocks

Pacific Investment Management       40%                Fixed        Mostly high-quality debt
  Company                                              Income       instruments

The Prudential Investment           20%                Fixed        High yield debt, including junk
  Corporation                                          Income       bonds and emerging market debt


In response to market developments, the Manager may rebalance the allocation of the Portfolio's assets among the portfolio segments identified above, or may add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and the policies described below.


     Under normal market conditions, approximately 60% of the Fund's total assets will be invested in fixed income securities of varying maturities with a dollar-weighted average portfolio maturity of between four and fifteen years. The fixed income securities in which the Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, corporate and other debt obligations, mortgage-backed securities (including privately issued mortgage-related securities), asset-backed securities, inflation-indexed bonds of governments and corporations, obligations of quasi-governmental entities, commercial paper, certificates of deposit, money market instruments and loan participations.

     The Fund may invest up to 25% of its total assets in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, by supranational organizations and entities and by foreign corporations or financial institutions. Up to 10% of the Fund's total assets may be invested in debt obligations of issuers in emerging markets. Foreign debt securities may be denominated in foreign currency or in the European Currency Unit ("ECU"), a multinational currency unit which represents specified amounts of currencies of certain member states of the European Economic Community.

     The fixed income securities held by the Fund will generally be investment grade (rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Group ("S&P") or the equivalent by another nationally recognized statistical rating organization ("NRSRO") or determined to be of comparable quality by the Adviser). However, up to 35% of the Portfolio's total assets may be invested in fixed income securities rated below investment grade but rated at least B by Moody's or S&P or the equivalent by another NRSRO, or determined by the Adviser to be of comparable quality. Securities rated "Baa" or lower by Moody's or "BBB" or lower by S&P have speculative characteristics and are subject to greater risks, including the risk of default. A description of corporate bond ratings is contained in Appendix I to the Statement of Additional Information. See "Risk Factors" below.

     The Portfolio may purchase and write (i.e., sell) put and call options on debt securities, on U.S. Government securities, on aggregates of debt securities, and on financial indices. The Fund may also purchase and sell futures contracts on interest rates, on debt securities, on financial indices, on U.S. Government securities, and on related options which are traded on a commodities exchange or board of trade for certain bona fide hedging, return enhancement and risk management purposes.

     Under normal market conditions, approximately 40% of the Fund's total assets will be invested in equity securities issued by U.S. and foreign companies. The Fund's equity investments may include common stock, securities convertible into common stock and preferred stock. The Fund may invest up to 15% of its total assets in equity securities issued by foreign companies, including companies based in emerging markets.

     The Fund intends to invest in the securities of foreign companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts typically issued by U.S. banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts ("GDRs") may also be purchased by the Fund. GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

     The Fund may invest in securities of issuers in developed as well as developing or "emerging market" countries. Investing in the markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Advisers will attempt to limit exposure to investments in developing countries where both liquidity and sovereign risk are high. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors."

     The Fund may attempt to hedge against unfavorable changes in currency, exchange and other rates by engaging in foreign currency exchange contracts, purchasing and writing put and call options on foreign currencies and trading currencies futures contracts and options thereon and in other hedging techniques. There can be no assurance that any technique or strategy will be successful. The use of these techniques and strategies entails certain risks. See "Risk Factors -- Foreign Securities and Currency Risks" and "Other Investments and Policies -- Special Risks of Hedging and Return Enhancement Strategies."

     When market or economic conditions indicate, in the view of an Adviser, that a temporary defensive investment strategy is appropriate, the Adviser may invest its portion of the Fund without limitation in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate and other debt obligations and high quality money market instruments.

     Percentage and quality limitations applicable to the Fund's investments are generally measured at the time a transaction is entered into. Any subsequent change in a rating assigned by any NRSRO to a security, or change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment unless the Adviser determines that it is practicable to dispose of the investment without undue market or tax consequences to the Fund. If different NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

MODERATE GROWTH FUND

     The Moderate Growth Fund's investment objective is to seek to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The table below identifies the Fund's Advisers and their respective Fund segments.


                                INITIAL ALLOCATION
                                    OF FUND'S
ADVISER                               ASSETS          ASSET CLASS        INVESTMENT TYPE/STYLE
-------                         ------------------    -----------        ---------------------
Jennison Associates LLC            20%               Equities        Growth-oriented, focusing on
                                                                     large-cap stocks

The Prudential Investment          20%               Equities        Value-oriented, focusing on
  Corporation                                                        large-cap stocks

Franklin Advisers, Inc.            7.5%              Equities        Growth-oriented, focusing on
                                                                     small-cap and mid-cap stocks

The Dreyfus Corporation            7.5%              Equities        Value-oriented, focusing on
                                                                     small-cap and mid-cap stocks

Lazard Asset Management            10%               International   Stocks of foreign companies
                                                     Equities

Pacific Investment Management      20%               Fixed Income    Mostly high-quality debt
  Company                                                            instruments

The Prudential Investment          15%               Fixed Income    High yield debt, including
  Corporation                                                        junk bonds and emerging
                                                                     markets debt


In response to market developments, the Manager may rebalance the allocation of the Fund's assets among the portfolio segments identified above, or may add or eliminate portfolio segments in accordance with the Fund's investment objective and the policies described below.

     Under normal market conditions, approximately 65% of the Fund's total assets will be invested in equity securities of U.S. and foreign companies. The Fund's equity investments may include common stock, securities convertible into common stock and preferred stock. The Fund may invest up to 25% of its total assets in equity securities issued by foreign companies, including companies based in emerging markets.

     The Fund intends to invest in the securities of foreign companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. The Fund also may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts typically issued by U.S. banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts ("GDRs") may also be purchased by the Fund. GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

     Under normal market conditions, approximately 35% of the Fund's total assets will be invested in fixed income securities of varying maturities with a dollar-weighted average maturity of between four and fifteen years. The fixed income securities in which the Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, corporate and other debt obligations, convertible securities, mortgage-backed securities (including privately issued mortgage-related securities), asset-backed securities, inflation-indexed bonds of governments and corporations, obligations of quasi-governmental entities, commercial paper, certificates of deposit, money market instruments and loan participations.


     The Fund may invest up to 25% of its total assets in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, by supranational organizations and entities and by foreign corporations or financial institutions. Up to 10% of the Fund's total assets may be invested in debt obligations of issuers in emerging markets. Foreign securities may be denominated in foreign currencies or in the European Currency Unit ("ECU"), a multi-national currency unit which represents specified amounts of currencies of certain member states of the European Economic Community.

     The fixed income securities held by the Fund will generally be investment grade. However, up to 35% of the Portfolio's total assets may be invested in fixed income securities rated below investment grade but rated at least B by Moody's or S&P or the equivalent by another NRSRO, or determined by the Adviser to be of comparable quality. Securities rated Baa or lower by Moody's or "BBB" or lower by S&P have speculative characteristics and are subject to greater risks, including the risk of default. A description of corporate bond ratings is contained in Appendix I to the Statement of Additional Information. See "Risk Factors" below.

     The Fund may purchase and write (i.e., sell) put and call options on debt securities, on U.S. Government securities, on aggregates of debt securities, and on financial indices. The Portfolio may also purchase and sell futures contracts on interest rates, on debt securities, on financial indices, on U.S. Government securities, and on related options which are traded on a commodities exchange or board of trade for certain bona fide hedging, return enhancement and risk management purposes.

     The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions, purchasing and writing put and call options on foreign currencies and trading currency futures contracts and options thereon.

     The Fund may invest in securities of issuers in developed as well as developing or "emerging market" countries. Investing in the markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Advisers will attempt to limit exposure to investments in developing countries where both liquidity and sovereign risk are high. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors."

     When market or economic conditions indicate, in the view of an Adviser, that a temporary defensive investment strategy is appropriate, the Adviser may invest its portion of the Fund without limitation in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate and other debt obligations and high quality money market instruments.

     Percentage and quality limitations applicable to the Fund's investments are generally measured at the time a transaction is entered into. Any subsequent change in a rating assigned by any NRSRO to a security, or change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment unless the Adviser determines that it is practicable to dispose of the security without undue market or tax consequences to the Fund. If different NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

HIGH GROWTH FUND

     The High Growth Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal market conditions, substantially all of the Fund's assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock. The Fund may invest up to 35% of its total assets in the equity securities of foreign companies, including companies based in emerging markets. The table below identifies the Fund's Advisers and their respective Fund segments.

                                INITIAL ALLOCATION
                                    OF FUND'S
           ADVISER                    ASSETS          ASSET CLASS        INVESTMENT TYPE/STYLE
           -------              ------------------    -----------        ---------------------
Jennison Associates LLC            25%               Equities        Growth-oriented, focusing on
                                                                     large-cap stocks

The Prudential Investment          25%               Equities        Value-oriented, focusing on
  Corporation                                                        large-cap stocks

Franklin Advisers, Inc.            15%               Equities        Growth-oriented, focusing on
                                                                     small-cap and mid-cap stocks

The Dreyfus Corporation            15%               Equities        Value-oriented, focusing on
                                                                     small-cap and mid-cap stocks

Lazard Asset Management            20%               International   Stocks of foreign companies
                                                     Equities

In response to market developments, the Manager may rebalance the allocation of the Fund's assets among the portfolio segments identified above, or may add or eliminate portfolio segments in accordance with the Fund's investment objective and the policies described below.

     The Fund intends to invest in the securities of foreign companies whose securities are traded on exchanges located in the countries in which the issuers are principally based. The Fund also may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts typically issued by U.S. banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts ("GDRs") may also be purchased by the Fund. GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. The Fund may also invest in European

Depositary Receipts ("EDRs"), which are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

     The Fund may invest in securities of issuers in developed as well as developing or "emerging market" countries. Investing in the markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Advisers will attempt to limit exposure to investments in developing countries where both liquidity and sovereign risk are high. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors."

     The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions, purchasing and writing put and call options on foreign currencies and trading currency futures contracts and options thereon.

     When market or economic conditions indicate, in the view of an Adviser, that a temporary defensive investment strategy is appropriate, the Adviser may invest its portion of the Fund without limitation in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate and other debt obligations and high quality money market instruments.

     Percentage limitations applicable to the Fund's investments are generally measured at the time a transaction is entered into. Any subsequent change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment unless the Adviser determines that it is practicable to dispose of the security without undue market or tax consequences to the Fund.

INTRODUCING THE ADVISERS

     In addition to diversifying your investment across various asset classes, the Trust provides investors with diversification among the Advisers' distinctive investment styles.


     JENNISON ASSOCIATES LLC (Large-Cap Growth Equity Adviser). Jennison seeks to select attractive growth companies. Under normal market conditions, Jennison intends to invest assets allocated to it primarily in equity securities of large capitalization companies. The Jennison portfolio managers' challenge is to select about 60 stocks that are believed to have the potential to be the best performers among the larger universe of growth stocks. Consequently, a growth stock portfolio managed by Jennison normally consists of companies that the firm believes will experience superior earnings growth over the next 12 to 18 months, on both an absolute and relative basis, and which appear reasonably valued relative to growth expectations. Jennison looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics and, in the judgment of Jennison, are attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management. Stocks will be selected on a company-by-company basis through the use of fundamental analysis. Of course, there can be no assurance that these stocks will achieve their growth potential.

     THE PRUDENTIAL INVESTMENT CORPORATION (Large-Cap Value Equity Adviser). Prudential Investment Corporation seeks to achieve long-term growth of capital by investing primarily in larger-capitalization common stocks of major, established corporations. These companies are believed to be in sound financial condition and have prospects of price appreciation greater than broadly-based stock indices. Value investing is a disciplined approach which attempts to identify strong companies selling at a discount from their perceived true worth. Management uses a "deep value" investment style to buy stocks which are believed to be under-valued when compared with the company's sales, earnings, book value and cash flow.


     THE PRUDENTIAL INVESTMENT CORPORATION (High Yield Bond Adviser). Prudential Investment Corporation seeks to maximize current income by investing in a diversified portfolio of high yield fixed income securities. Capital appreciation is a secondary investment objective. In seeking these objectives, management will invest primarily in high yield fixed income securities rated BBB/Baa or lower by an NRSRO. Ordinarily, management will not invest in securities rated below B. Prudential's High Yield team, supported by a group of sophisticated research analysts, screens all bonds for positive sales, earnings trends, strong management and the potential for a credit rating upgrade. Intensive research and diversification help to reduce risk.


     FRANKLIN ADVISERS, INC. (Small- and Mid-Cap Growth Equity Adviser). Franklin Advisers, Inc. ("Franklin") seeks to achieve long-term capital growth by investing primarily in stocks of small- and mid-cap companies that Franklin believes to be positioned for rapid growth. Franklin employs a disciplined, bottom-up approach to investing, focusing on companies that it believes to have potential to rapidly grow revenues, earnings or cash flow. Although Franklin may discover many of these companies in growing industries, its strategy emphasizes companies with sustainable competitive advantages, such as unique products or proprietary technology, which may provide these companies with growth opportunities regardless of the growth outlook of the industry. In addition, Franklin generally looks for companies that are selling at earnings multiples, which represent significant discounts to their sustainable growth rates.

     THE DREYFUS CORPORATION (Small- and Mid-Cap Value Equity Adviser). Dreyfus utilizes computer techniques to construct and track its Fund segments. Dreyfus employs statistical models designed to identify stocks of companies that are undervalued and should be purchased and retained. Undervalued securities are normally characterized by relatively low price to earnings ratios, low ratios of market price to book value, or underlying asset values that Dreyfus feels are not fully reflected in the securities' current market price. The models analyze how a stock is priced relative to both its current and longer-term intrinsic worth. In each economic sector, Dreyfus identifies stocks that have the best relative undervaluation. Through this extensive quantitative system, each stock is then ranked according to its relative attractiveness. Once undervalued common stocks are identified, Dreyfus' experienced investment analysts construct each Fund segment so that, in the aggregate, it resembles the Russell 2000 Value Index, but is weighted toward the stocks that Dreyfus deems most attractive.

     LAZARD ASSET MANAGEMENT (International Equity Adviser). Lazard seeks capital appreciation by investing in financially productive non-U.S. companies which sell at a discount to local and world market valuations. In searching for undervalued securities, Lazard utilizes a stock selection process incorporating three levels of investment research. First, Lazard applies screening techniques to identify attractive candidates from a universe of approximately 9,000 companies worldwide. Lazard looks for companies offering a high return on capital with characteristics that indicate undervaluation versus local and world indices. Next, intensive accounting validation follows to examine whether a company's stated financial statistics and business value are real. Finally, fundamental analysis is applied in order to evaluate the future outlook for the company. An in-depth analysis, including on-site visits to company management, is critical in order to ensure the sustainability of returns, to discover hidden value and to identify a catalyst for price revaluation. By team consensus, the securities presenting the best investment opportunities are purchased.


     A distinctive characteristic of Lazard's investment approach is its belief in teamwork. The portfolio managers and research analysts work closely together and meet frequently in the decision-making process. Ideas are internally generated and Lazard's exhaustive in-house research process allows the team to develop strong convictions in their decisions. The firm emphasizes a team approach to investing so that each portfolio manager and analyst benefits from his peers, and Lazard's clients receive Lazard's best thinking, not that of a single individual.



     PACIFIC INVESTMENT MANAGEMENT COMPANY (Fixed Income Adviser). Pacific Investment Management Company (PIMCO) seeks to achieve maximum total return consistent with preservation of capital and prudent investment management by investing in a wide range of bonds and money market securities while maintaining a duration within two years of that of the Lehman Brothers Aggregate Bond Index. In seeking this objective, PIMCO employes a disciplined, top-down process of investing driven by a long-term outlook for interest rates and bond market trends. PIMCO will evaluate investment opportunities in all sectors of the fixed income markets, including government bonds, mortgage-backed securities, corporate bonds and foreign bonds. PIMCO seeks to assemble portfolio segments comprised of the most attractively valued sectors and securities within each sector.


RISK FACTORS

     GENERAL. As with all mutual funds, investments in the Funds involve certain risks. Investing in stocks involves the risk of market volatility, which may cause stocks to decline in value. As noted below, certain types of equity securities, such as the stocks of small and mid-sized companies and the stocks of foreign companies, are generally more volatile than the stocks of large U.S. companies.

     The market value of fixed-income obligations held by the Funds will be affected by general changes in interest rates, which will result in increases or decreases in the value of such obligations. The market value of the obligations held by a Fund can be expected to vary inversely with changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the yield of a Fund's fixed income component will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the yield of a Fund's fixed income component will tend to be somewhat lower. Also, when interest rates are falling, the proceeds of new sales of a Fund's shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the current yield of the Fund's fixed income component. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, lower quality or longer maturities.

     Ratings made available by S&P, Moody's and other NRSRO's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, each Adviser will also make its own evaluation of these securities on behalf of the Funds. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

     MEDIUM- AND LOWER-RATED SECURITIES. The Conservative Growth and Moderate Growth Funds may each invest in medium-rated securities, (i.e., rated "Baa" by Moody's or "BBB" by S&P or the equivalent by another NRSRO) and in lower-rated securities (i.e., rated lower than "Baa" by Moody's or lower than "BBB" by S&P or the equivalent by another NRSRO). Securities rated "Baa" by Moody's or "BBB" by S&P or the equivalent by another NRSRO, although considered investment grade, possess speculative characteristics, including the risk of default, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher-grade bonds.

     Generally, medium- or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds" (i.e., securities rated lower than "Baa" by Moody's or "BBB" by S&P or the equivalent by another NRSRO), offer a higher current yield than is offered by higher-rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality bonds. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium- and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Advisers, under the supervision of the Manager and the Trustees, in evaluating the creditworthiness of an issue whether rated or unrated, take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


     In addition, the market value of securities in lower-rated categories is more volatile than that of higher-quality securities, and the markets in which medium- and lower-rated or unrated securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets may make it more difficult for each Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.


     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a portfolio consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     SMALL AND MEDIUM CAPITALIZATION COMPANIES. Investments in the stocks of small and medium capitalization companies (i.e., companies with a market capitalization of under $5 billion) involve special risks. Small- and mid-cap companies may have limited product lines, markets or financial resources and may lack management depth. The securities of those issuers may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

     FOREIGN SECURITIES AND CURRENCY RISKS. The Conservative Growth and Moderate Growth Funds may each invest in foreign debt securities, and each of the Funds may invest in foreign equity securities, including securities of issuers in emerging market countries.

     Investing in securities issued by foreign governments and companies involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government or by U.S. corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

     The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

     Investing in the fixed-income markets of emerging market countries involves exposure to economies that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities described above, may be greater with respect to investments in developing countries.

     Because some of the securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchanges rates may affect the Funds' net asset value; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Funds. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. Under the Internal Revenue Code, the Funds are required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Internal Revenue Code as items of ordinary and distributable income or loss, thus affecting the Funds' distributable income.

     The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, the Funds will not convert their holdings of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

OTHER INVESTMENTS AND POLICIES

MONEY MARKET INSTRUMENTS

     Each Fund may invest in high-quality money market instruments, including commercial paper of a U.S. or non-U.S. company or foreign government securities, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks, and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These obligations generally will be U.S. dollar denominated. Commercial paper will be rated, at the time of purchase, at least "A-2" by S&P or "Prime-2" by Moody's, or the equivalent by another NRSRO or, if not rated, issued by an entity having an outstanding unsecured debt issue rated at least "A" or "A-2" by S&P or "A" or "Prime-2" by Moody's or the equivalent by another NRSRO.

U.S. GOVERNMENT SECURITIES

     Each Fund may invest in U.S. Government securities.

     U.S. TREASURY SECURITIES. U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the length of their maturities and the date of their issuances.

     SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government include, but are not limited to, securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA, the Federal Housing Administration, Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Such securities include obligations issued by the Student Loan Marketing Association ("SLMA"), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities. GNMA, FNMA and FHLMC may also issue collateralized mortgage obligations. See "Mortgage Backed Securities -- Collateralized Mortgage Obligations and Multiclass Pass-Through Securities" below.

     STRIPPED U.S. GOVERNMENT SECURITIES. A Fund may invest in component parts of U.S. Government securities, namely either the corpus ("principal") of such obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) obligations from which the interest coupons have been stripped; (ii) the interest coupons that are stripped; and (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

     MORTGAGE-RELATED SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. A Fund may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates where the U.S. Government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. See "Mortgage-Backed Securities" below. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do these guarantees extend to the yield or value of a Fund's shares. See "Additional Investment Information -- U.S. Government Securities" in the Statement of Additional Information. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. See "Mortgage-Backed Securities" below.

     In addition to GNMA, FNMA or FHLMC certificates through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, a Fund may also invest in mortgage pass-through securities issued by the U.S. Government or its agencies and instrumentalities, commonly referred to as mortgage-backed security strips or "MBS strips." MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected.

     ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CORPORATE AND OTHER DEBT OBLIGATIONS

     The Conservative Growth and Moderate Growth Funds may each invest in corporate and other debt obligations. These debt securities may have adjustable or fixed rates of interest and in certain instances may be secured by assets of the issuer. Adjustable rate corporate debt securities may have features similar to those of adjustable rate mortgage-backed securities, but corporate debt securities, unlike mortgage-backed securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment. Fixed-rate debt securities may also be subject to call provisions.

     NON-PUBLICLY TRADED SECURITIES. The Funds may each invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

MORTGAGE-BACKED SECURITIES

     The Conservative Growth and Moderate Growth Funds may each invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC, described under "U.S. Government Securities" above; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

     PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement. Types of credit enhancements are described under "Types of Credit Enhancement" below.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH
SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a real estate mortgage investment conduit ("REMIC"). All future references to CMOs include REMICs.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities.

     A Fund also may invest in, among other things, parallel pay CMOs and planned amortization class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     In reliance on rules and interpretations of the Commission, a Fund's investments in certain qualifying CMOs and REMICs are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. See "Additional Investment Information -- Mortgage-Backed Securities -- Collateralized Mortgage Obligations" in the Statement of Additional Information.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities or "MBS strips" are derivative multiclass mortgage securities. In addition to MBS strips issued by agencies or instrumentalities of the U.S. Government, a Fund may purchase MBS strips issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. See "U.S. Government Securities -- Mortgage-Related Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities" above.

ASSET-BACKED SECURITIES

     The Conservative Growth and Moderate Growth Funds may each invest in asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, have been securitized in pass-through structures similar to the mortgage pass-through structures or in a pay-through structure similar to the CMO structure. A Fund may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the security interests in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.

TYPES OF CREDIT ENHANCEMENT

     Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED
SECURITIES

     The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Moreover, slower than expected prepayments may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally lead to increased volatility of net asset value because they tend to fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. A Fund may invest a portion of its assets in derivative mortgage-backed securities such as MBS Strips which are highly sensitive to changes in prepayment and interest rates. Each Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and, in certain circumstances, through hedging techniques.

     In addition, mortgage-backed securities which are secured by manufactured (mobile) homes and multi-family residential properties, such as GNMA and FNMA certificates, are subject to a higher risk of default than are other types of mortgage-backed securities. See "Additional Investment Information" in the Statement of Additional Information. See "Asset-Backed Securities."

     Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

ADJUSTABLE RATE SECURITIES

     The Conservative Growth and Moderate Growth Funds may each invest in adjustable rate securities. Adjustable rate securities are debt securities having interest rates which are adjusted or reset at periodic intervals ranging from one month to three years. The interest rate of an adjustable rate security typically responds to changes in general market levels of interest. The interest paid on any particular adjustable rate security is a function of the index upon which the interest rate of that security is based.

     The adjustable rate feature of the securities in which a Fund may invest will tend to reduce sharp changes in a Fund's net asset value in response to normal interest rate fluctuations. As the coupon rates of a Fund's adjustable rate securities are reset periodically, yields of these portfolio securities will reflect changes in market rates and should cause the net asset value of a Fund's shares to fluctuate less dramatically than that of a fund invested in long-term fixed-rate securities. However, while the adjustable rate feature of such securities will tend to limit sharp swings in a Fund's net asset value in response to movements in general market interest rates, it is anticipated that during periods of fluctuations in interest rates, the net asset value of a Fund will fluctuate.

INFLATION-INDEXED BONDS

     The Conservative Growth and Moderate Growth Funds may invest in inflation-indexed bonds issued by governmental entities and corporations. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

CUSTODIAL RECEIPTS

     Each Fund may invest in receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts (corpus or coupons) of U.S. Government obligations purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. Custodial receipts held by a third party are not issued or guaranteed by the United States Government and are not considered U.S. Government securities. Each Fund may also invest in such custodial receipts. See "Additional Investment Information -- Other Investments" in the Statement of Additional Information.

CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security is typically a bond, debenture, corporate note, preferred stock or other similar security which may be converted at a stated price within a specified period of time into a specified number of shares of common stock or other equity securities of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. Convertible securities also include preferred stocks, which technically are equity securities.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying common stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

HEDGING AND RETURN ENHANCEMENT STRATEGIES

     The Funds may each engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to attempt to enhance return. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of forward exchange contracts, options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Additional Investment Information" and "Taxes, Dividends and Distributions" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and each Fund may use these new investments and techniques to the extent consistent with its investment objectives and policies.

     OPTIONS TRANSACTIONS. A Fund may purchase and write (i.e., sell) put and call options on securities and financial indices that are traded on national securities exchanges or in the over-the-counter ("OTC") market to attempt to enhance return or to hedge its portfolio. These investments may include options on equity securities, debt securities, aggregates of debt securities, financial indices (e.g., S&P 500) and U.S. Government securities. The Funds may also purchase and write put and call options on foreign currencies and foreign currency futures. A Fund may write covered put and call options to attempt to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in price of securities or currencies it intends to purchase. A Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Additional Investment Information -- Options on Securities" in the Statement of Additional Information.

     A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, the Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. There is no limitation on the amount of call options a Fund may write.

     A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.

     A Fund will write only "covered" options. A written option is covered if, so long as the Fund is obligated under the option, it (i) owns an offsetting position in the underlying security or currency or (ii) segregates cash or other liquid assets, in an amount equal to or greater than its obligation under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying security; under the second circumstance, in the case of a written call option, the Fund's losses are potentially unlimited. See "Additional Investment Information" in the Statement of Additional Information. A Fund may only write covered put options to the extent that cover for such options does not exceed 25% of the Fund's net assets. A Fund will not purchase an option if, as a result of such purchase, more than 20% of its total assets would be invested in premiums for options and options on futures.

     OVER-THE-COUNTER OPTIONS. A Fund may also purchase and write (i.e., sell) put and call options on equity and debt securities and on stock indexes in the over-the-counter market ("OTC options"). Unlike exchange-traded options, OTC options are contracts between the Fund and its counterparty without the interposition of any clearing organization. Thus, the value of an OTC option is particularly dependent on the financial viability of the OTC counterparty. The Fund's ability to purchase and write OTC options may be limited by market conditions, regulatory limits and tax considerations. There are certain risks associated with investments in OTC options. See "Additional Investment Information -- Additional Risks -- Options Transactions and Related Risks" in the Statement of Additional Information.

     FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may each enter into foreign currency exchange contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. A Fund may enter into such contracts on a spot, i.e., cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

     A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is (1) the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency or in a currency bearing a substantial correlation to the value of that currency (cross-currency hedge) or (2) the purchase of a foreign currency when the Adviser believes that the U.S. dollar may decline against that foreign currency. Although there are no limits on the number of forward contracts which a Fund may enter into, a Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any purchase or sale of foreign currency) of the securities being hedged. The Adviser may use foreign currency hedging techniques, including cross-currency hedges, to attempt to protect against declines in the U.S. dollar value of income available for distribution to shareholders and declines in the net asset value of a Fund's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish in the event the value of the U.S. dollar increased against such currency. Such a decline could be partially or completely offset by an increase in value of a position hedge involving a forward exchange contract to (A) sell the currency in which the position being hedged is denominated, or a currency bearing a substantial correlation to the value of such currency, or (B) purchase either the U.S. dollar or a foreign currency expected to perform better than the currency being sold. Position hedges may, therefore, provide protection of net asset value in the event of a general rise in the U.S. dollar against foreign currencies. However, a cross-currency hedge cannot protect against exchange rates risks perfectly, and if the Adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

     INDEXED COMMERCIAL PAPER. The Funds may each invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. With respect to its investments in this type of commercial paper, a Fund will segregate cash or other liquid assets having a value at least equal to the aggregate principal amount of outstanding commercial paper of this type. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. See "Additional Investment
Information -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

     FUTURES CONTRACTS AND OPTIONS THEREON. The Funds may each purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for hedging purposes, to reduce and manage certain risks of its investments and to attempt to enhance return, in each case in accordance with regulations of the Commodity Futures Trading Commission. The Funds, and thus their investors, may lose money through any unsuccessful use of these strategies. Futures contracts purchased by the Funds may entitle a Fund to purchase or accept for future delivery debt securities, aggregates of debt securities, currencies, financial indices or U.S. Government securities, and include futures contracts which are linked to the London Interbank Offered Rate ("LIBOR").

A Fund's successful use of futures contracts and related options depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than a specified futures contract resulting in losses to a Fund.

     A Fund's ability to enter into or close out futures contracts and options thereon may also be limited by the requirements of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code") for qualification as a regulated investment company. See "Additional Investment Information -- Futures Contracts" and "Taxes, Dividends and Distributions" in the Statement of Additional Information.

     Under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act are exempt from the definition of "commodity pool operator," subject to compliance with certain conditions. The exemption is conditioned on a Fund purchasing and selling futures contracts and options thereon for bona fide hedging transactions, except that the Fund may purchase and sell futures contracts and options thereon for any other purposes to the extent that the aggregate initial margin and option premiums do not exceed 5% of the market value of the Fund's total assets.

     RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES. Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If an Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for a Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

REPURCHASE AGREEMENTS


     Each Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss. See "Additional Investment Information -- Repurchase Agreements" in the Statement of Additional Information.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     Each Fund may enter into reverse repurchase agreements, and the Conservative Growth and Moderate Growth Funds may enter into dollar rolls. The proceeds from such transactions will be used for the clearance of transactions or to take advantage of investment opportunities.

     Reverse repurchase agreements involve sales by a Fund of securities concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.

     Dollar rolls involve sales by a Fund of securities for delivery in the current month and a simultaneous contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

     A Fund will segregate with its custodian cash or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities a Fund has sold but is obligated to repurchase under the agreement. If the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities.

     Reverse repurchase agreements and dollar rolls, including covered dollar rolls, are speculative techniques involving leverage and are considered borrowings by a Fund for purposes of the percentage limitations applicable to borrowings. See "Borrowing" below.

SECURITIES LENDING

     Each Fund may lend portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of a Fund in an amount equal to at least 100% of the market value, determined daily, of the securities loaned. During the time portfolio securities are on loan, the borrower will pay a Fund an amount equivalent to any dividend or interest paid on such securities and a Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. A Fund cannot lend more than 33 1/3% of the value of its total assets (including the amount of the loan collateral). See "Additional Investment Information -- Lending of Securities" in the Statement of Additional Information.

INTEREST RATE SWAP TRANSACTIONS

     The Conservative Growth and Moderate Growth Funds may each enter into interest rate swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed-rate payments. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as a speculative investment. See "Additional Investment Information--Interest Rate Swap Transactions" in the Statement of Additional Information. The risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make and will not exceed 5% of a Fund's net assets. The use of interest rate swaps may involve investment techniques and risks different from those associated with ordinary portfolio transactions. If an Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared to what it would have been if this investment technique was never used.

INVESTMENT COMPANY SECURITIES

     The Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (money market funds). The Funds may also invest in securities issued by other investment companies with similar investment objectives. The Funds may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. Each Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in investment company securities in the aggregate. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears in connection with its own operations.

ILLIQUID SECURITIES

     Each Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale ("restricted securities") and securities that are not readily marketable. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The Funds' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities. The Manager and the Advisers will monitor the liquidity of such restricted securities under the supervision of the Trustees. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

     The staff of the Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, with respect to U.S. Government securities, a Fund may treat the securities it uses as "cover" for written OTC options on U.S. Government securities as liquid provided it follows a specified procedure. A Fund may sell such OTC options only to qualified dealers who agree that a Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. See "Additional Investment
Information -- Illiquid Securities" in the Statement of Additional Information.

     When a Fund enters into interest rate swaps on other than a net basis, the entire amount of the Fund's obligations, if any, with respect to such interest rate swaps will be treated as illiquid. To the extent that a Fund enters into interest rate swaps on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be treated as illiquid. The Funds will also treat non-U.S. Government POs and IOs as illiquid securities so long as the staff of the Commission maintains its position that such securities are illiquid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to a Fund at the time of entering into the transaction. While a Fund will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, a Fund may sell the securities before the settlement date, if it is deemed advisable by the Adviser. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Fund's net asset value. The Trust's Custodian will segregate cash or other liquid assets having a value equal to or greater than a Fund's purchase commitments. The securities so purchased are subject to market fluctuations and no interest accrues to the purchaser during the period between purchase and settlement.

     One form of when-issued or delayed-delivery security that the Funds may purchase is a "to be announced" mortgage-backed security. A "to be announced" mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

SHORT SALES

     Each Fund may sell a security it does not own in anticipation of a decline in the market value of that security (i.e., make short sales). Generally, to complete the transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will
(a) segregate with its custodian cash or other liquid assets at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short and will not be less than the market value of the security at the time it was sold short or (b) otherwise cover its short position.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium or interest paid in connection with the short sale. No more than 5% of any Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) segregated in connection with short sales.

     Each Fund may also make short sales against-the-box. A short sale against-the-box is a short sale in which a Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, with or without payment of any further consideration, such securities; provided that if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated for an equal amount of the securities of the same issuer as the securities sold short.

BORROWING

     Each Fund may borrow from banks or through dollar rolls or reverse repurchase agreements an amount equal to no more than 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or to take advantage of investment opportunities. Each Fund may pledge its total assets to secure these borrowings.

     If a Fund borrows to invest in securities, or if a Fund purchases securities at a time when borrowings exceed 5% of its total assets, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to a Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative characteristic known as "leverage." See "Reverse Repurchase Agreements and Dollar Rolls" above.

     If any Fund's asset coverage for borrowings falls below 300%, such Fund will take prompt action to reduce its borrowings even though it may be disadvantageous from an investment standpoint to sell securities at that time.

PORTFOLIO TURNOVER


     The portfolio turnover rate for each of the Funds may exceed 100%, although the rate for each Fund is not expected to exceed 150%. High portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In addition, high portfolio turnover may result in increased short-term capital gains, which when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends, and Distributions."


INVESTMENT RESTRICTIONS

     The Funds are subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed with respect to any Fund without the approval of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

                            MANAGEMENT OF THE TRUST

     The Trustees, in addition to overseeing the actions of the Trust's Manager and Advisers, as set forth below, decide upon matters of general policy. The Trust's Manager conducts and supervises the daily business operations of the Trust. The Funds' Advisers furnish daily investment advisory services.

MANAGER

     Prudential Investments Fund Management LLC ("PIFM" or the "Manager"), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, is the Manager of the Trust. PIFM is organized in New York as a limited liability company. It is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a major diversified insurance and financial services company.

     As of January 31, 1998, PIFM served as manager to 42 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $63 billion.

     Pursuant to a Management Agreement ("Management Agreement") with the Trust, PIFM manages the investment operations of the Trust, administers the Trust's affairs and is responsible for the selection, subject to review and approval of the Trustees, of Advisers for each of the Funds and the review of their continued performance. See "Manager" in the Statement of Additional Information.

     Pursuant to separate sub-advisory agreements (the "Advisory Agreements") between PIFM and the Advisers, the Advisers furnish investment advisory services in connection with the management of the Trust. Each Adviser is paid a fee for its services by the Manager out of the fee it collects from a Fund based upon the portion of assets the Adviser manages. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services and supervises the Advisers' performance of such services.

     Subject to the supervision and direction of the Trustees, the Manager provides to the Trust investment management evaluation services principally by selecting Advisers for each Fund and thereafter monitoring their performance. In evaluating prospective Advisers, the Manager considers, among other factors, each Adviser's level of expertise, relative performance, consistency of performance, and investment discipline or philosophy. The Manager has responsibility for communicating performance expectations and evaluations to the Advisers and ultimately recommending to the Trustees whether the Advisers' contracts should be renewed, modified or terminated. The Manager provides reports to the Trustees regarding the results of its evaluation and monitoring functions. The Manager is also responsible for conducting all operations of the Trust except those operations contracted to the Advisers, custodian and transfer agent. Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at the annual rate specified below based on the value of the average net assets of the Fund.

                            FUND                              MANAGER'S FEE
                            ----                              -------------
Conservative Growth.........................................       .75%
Moderate Growth.............................................       .75%
High Growth.................................................       .75%

     The Manager pays the Advisers' fees, computed daily and paid monthly, equal to the annual rate specified below based on the average daily net assets of the Fund segments they manage.

                                                                      FEE PAID BY PIFM
               ADVISERS                        FUNDS                    TO ADVISERS
               --------                        -----                  ----------------
Jennison Associates LLC                 Conservative Growth    .30% with respect to the first
                                        Moderate Growth        $300 million; .25% for amounts
                                        High Growth            in excess of $300 million
The Prudential Investment Corporation   Conservative Growth    N/A(1)
                                        Moderate Growth
                                        High Growth
Lazard Asset Management                 Moderate Growth        .40%
                                        High Growth
Pacific Investment Management Company   Conservative Growth    .25%
                                        Moderate Growth
Franklin Advisers, Inc.                 Conservative Growth    .50%
                                        Moderate Growth
                                        High Growth
The Dreyfus Corporation                 Conservative Growth    .45%
                                        Moderate Growth
                                        High Growth

---------------
(1)Under the Advisory Agreement between PIFM and PIC, PIC is reimbursed by PIFM for its reasonable costs and expenses incurred in providing advisory services to the Fund segments PIC manages.


     The Manager and the Trust operate under an exemptive order from the Commission which permits the Manager, subject to certain conditions, to enter into or amend Advisory Agreements without obtaining shareholder approval each time. On October 1, 1998, the sole shareholder of the Trust voted affirmatively to give the Trust this ongoing authority. With Board approval, the Manager is permitted to replace Advisers or employ additional Advisers for the Funds, change the terms of the Funds' Advisory Agreements or enter into a new Advisory Agreement with an existing Adviser after events that cause an automatic termination of the old Advisory Agreement with that Adviser. Shareholders of a Fund continue to have the right to terminate an Advisory Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Adviser changes or other material amendments to Advisory Agreements that occur under these arrangements.


ADVISERS

     Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser is responsible for managing the securities held in the Fund segment the Adviser manages in accordance with the Fund's stated investment objective and policies, making investment decisions for such Fund segment, placing orders to purchase and sell securities on behalf of such Fund segment, and performing various administrative functions associated with serving as an Adviser.

The Advisers furnish investment advisory services in connection with the management of the Funds and are paid their fees by PIFM, not the Trust.

     Each Adviser manages a discrete segment of the assets of a Fund. Daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) will be allocated among the Advisers of each Fund as the Manager deems it appropriate. By using several Advisers for the Funds, and by periodically rebalancing a Fund in accordance with the allocation strategy described above, the Manager seeks long-term benefits from a balance of different investment disciplines, which is intended to achieve a certain continuity in each Fund's performance. Reallocations may result in additional transaction costs to the extent that sales of securities as part of such reallocations result in higher portfolio turnover. In addition, if one Adviser buys a security as the other Adviser sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single Adviser and no such sale and purchase, but the Fund will have incurred additional transaction costs and other expenses. The Manager will consider these costs in determining the allocation and reallocation of assets.

     The following sets forth certain information about each of the Advisers:

JENNISON ASSOCIATES LLC

     Jennison is a Delaware limited liability company located at 466 Lexington Avenue, New York, NY 10017. Jennison is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a major diversified insurance and financial services company.

     As of June 30, 1998, Jennison had over $42.7 billion in assets under management for institutional and mutual fund clients. David Poiesz, CFA, is responsible for the day-to-day management of the Fund segments managed by Jennison. Mr. Poiesz, a Director and Executive Vice President of Jennison, joined Jennison in 1983 as an equity research analyst and has been an equity portfolio manager since 1991. Mr. Poiesz also serves as the portfolio manager of the Prudential Jennison Portfolio of the Prudential Series Fund, Inc. and the Prudential Jennison Growth Fund of The Prudential Investment Portfolios, Inc.

THE PRUDENTIAL INVESTMENT CORPORATION

     PIC is a New Jersey corporation located at Prudential Plaza, Newark, NJ 07102-3777. PIC is a wholly-owned subsidiary of Prudential, a major diversified insurance and financial services company.

     Thomas R. Jackson, a Managing Director of PIC, is responsible for the day-to-day management of the large-cap value equity Fund segments managed by PIC. Mr. Jackson also serves as the portfolio manager of the Common Stock Portfolio of The Prudential Series Fund, Inc., which is one of the investment options in a Prudential variable life and annuity product, and the Prudential Equity Fund, Inc. Mr. Jackson joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. He was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson also managed an equity pension investment group at Chase Manhattan Bank.

     George Edwards, CFA, oversees the team responsible for the day-to-day management of the high yield bond segments managed by PIC. Mr. Edwards is also a co-manager of Prudential High Yield Fund and the Prudential Distressed Securities Fund and the manager of the Prudential Series Fund/High Yield Bond Portfolio. Before joining the mutual fund group in 1989, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously and analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).

FRANKLIN ADVISERS, INC.

     Franklin is a California corporation located at 777 Mariners Island Blvd., San Mateo, CA 94404. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly-owned company engaged in the financial services industry through its subsidiaries. Franklin advises 97 domestic equity and fixed income mutual funds in the Franklin Templeton Group of funds. As of June 30, 1998, Franklin and its affiliates managed over $230 in assets.


     Edward B. Jamieson, Michael McCarthy and Aidan O'Connell are responsible for the day-to-day management of the small/mid-cap growth equity Fund segments managed by Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups and has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries. Prior thereto, Mr. O'Connell was a research associate and a corporate finance associate with Hambrecht & Quist.


THE DREYFUS CORPORATION


     The Dreyfus Corporation has its headquarters at 200 Park Avenue, New York, NY 10166. Dreyfus is a subsidiary of Mellon Bank corporation, a broad-based financial services company with a bank at its core, and over $300 billion under management or administration. Dreyfus currently manages over $100 billion in assets in both equity and fixed income mutual funds.



     William P. Rydell, CFA and Mark W. Sikorski, CFA, co-manage the Fund segments managed by Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has been in the Mellon organization since 1996. Prior thereto, Mr. Sikorski managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.


LAZARD ASSET MANAGEMENT

     Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company located at 30 Rockefeller Plaza, New York, NY 10112. Lazard provides investment management services to both individual and institutional clients and as of December 31, 1997, had more than $60 billion in assets under management. In addition to portfolio management, Lazard Freres provides a wide variety of investment banking and related services. Lazard also manages the International Equity Portfolio and half of the Small Capitalization Value Portfolio of The Target Portfolio Trust.

     Herbert W. Gullquist and John R. Reinsberg are primarily responsible for the day-to-day management of the international equity Fund segments managed by Lazard. Mr. Gullquist is a Managing Director and a Vice-Chairman of Lazard Freres, is the Chief Investment Officer of LAM and has been employed with both since 1982. Mr. Reinsberg is a Managing Director of Lazard Freres and has been employed there since 1991. Prior thereto, he was Executive Vice President of General Electric Investment Corporation.

PACIFIC INVESTMENT MANAGEMENT COMPANY

     PIMCO is a Delaware general partnership located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PIMCO Partners, G.P. is the sole general partner of PAH. PIMCO is registered as an investment advisor with the Commission and as a commodity trading advisor with the CFTC. As of December 31, 1997, PIMCO had approximately $118 billion of assets under management. PIMCO also manages the Intermediate-Term Bond and Total Return Bond Portfolios of The Target Portfolio Trust.

     John L. Hague is responsible for the day-to-day management of the fixed income Fund segments managed by PIMCO. Mr. Hague is a Managing Director of PIMCO, and has managed fixed income assets for PIMCO and its predecessor since 1989.

FEE WAIVERS AND SUBSIDIES

     PIFM may from time to time agree to waive all or a portion of its management fee and subsidize certain operating expenses of the Funds. Fee waivers and expense subsidies will increase a Fund's yield or total return. See "General Information -- Performance Information."

DISTRIBUTOR

     PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (THE "DISTRIBUTOR"), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE THAT SERVES AS THE DISTRIBUTOR OF THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE TRUST. IT IS A WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

     UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE "CLASS A PLAN," THE "CLASS B PLAN" AND THE "CLASS C PLAN," COLLECTIVELY, THE "PLANS") ADOPTED BY THE TRUST UNDER RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE "DISTRIBUTION AGREEMENT"), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE TRUST'S CLASS A, CLASS B AND CLASS C SHARES. The Distributor also incurs the expenses of distributing the Trust's Class Z shares under the Distribution Agreement, none of which is reimbursed by or paid for by the Trust. These expenses include commissions and account servicing fees paid to, or on account of, Dealers or financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     Under the Plans, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees with respect to a Fund, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

     The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis Dealers in consideration for the distribution, marketing, administrative and other services and activities provided by Dealers with respect to the promotion of the sale of each Fund's shares and the maintenance of related shareholder accounts.

     UNDER THE CLASS A PLAN, EACH FUND MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts ("service fee") and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. The Distributor has voluntarily limited its distribution-related fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice.

     UNDER THE CLASS B AND CLASS C PLANS, EACH FUND PAYS THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH OF THE CLASS B AND CLASS C SHARES. The Class B and Class C Plans provide for the payment to the Distributor of (i) a distribution fee of .75 of 1% of the average daily net assets of each of the Class B and Class C shares, respectively, and (ii) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide -- How to Sell Your Shares -- Contingent Deferred Sales Charges."

     Each Fund records all payments made under the Plans as expenses in the calculation of net investment income. See "Distributor" in the Statement of Additional Information.


     Distribution expenses attributable to the sale of Class A, Class B and Class C shares of a Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B or Class C shares of the Portfolio other than expenses allocable to a particular class. Each Fund bears its own expenses under the Plans, and the distribution fee and sales charge of one class of a Fund will not be used to subsidize the sale of the Fund's other classes.


     Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Rule 12b-1 Trustees"), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or of a majority of the outstanding shares of the applicable class of a Fund. A Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

     In addition to distribution and service fees paid by each Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to Dealers and other persons which distribute shares of the Funds (including Class Z shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     The Distributor is subject to the rules of the National Association of Securities Dealers, Inc. governing maximum sales charges. See "Distributor" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS

     Prudential Securities Incorporated ("Prudential Securities"), which is an affiliate of the Manager and the Distributor, an Adviser or an affiliate thereof (each an "affiliated broker") may each act as a broker or futures commission merchant for a Fund. In order for an affiliated broker to effect any portfolio transactions for a Fund on an exchange or board of trade, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or futures commission merchants in connection with comparable transactions involving similar securities being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction.

YEAR 2000

     The services provided to the Trust and the shareholders by the Manager, the Advisers, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. This could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Computer software problems associated with the year 2000 may also have a negative impact on the business operations of issuers whose securities are held by the Funds and could adversely affect the value of those securities. Although, at this time, there can be no assurance that there will be no adverse impact on the Trust, the Manager, the Advisers, the Distributor, the Transfer Agent and the Custodian have each advised the Trust that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems will be adapted in time for that event.

                                NET ASSET VALUE

     Net asset value per share is calculated separately for each class of each Portfolio by dividing the value of all securities and other assets owned by a Fund that are allocated to a particular class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding. The Trustees have fixed the specific time of day for the computation of each Fund's net asset value to be as of 4:15 p.m., New York time.

     Portfolio securities are valued based on market quotations or, if such quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. See "Net Asset Value" in the Statement of Additional Information.

     The Trust will compute its net asset value once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Trust or days on which changes in the value of portfolio securities do not materially affect the net asset value of a Fund.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUNDS

SUBSCRIPTION PERIOD


     The following procedures only apply to investors who wish to purchase shares of a Fund directly from the Trust through its transfer agent, Prudential Mutual Fund Services LLC ("PMFS" or the "Transfer Agent").



     The Distributor will solicit subscriptions for Class A, Class B, Class C and Class Z shares of the Funds during a subscription period (the "Subscription Period"). The Subscription Period will commence on or about October 8, 1998 and is expected to end on or about November 13, 1998 (but no later than December 31, 1998). To subscribe for shares of a Fund during the Subscription Period, an investor must complete a New Account Application specifying the Fund and share class selected by the investor and authorizing the Transfer Agent to place the investment initially and for the duration of the Subscription Period in shares of Prudential MoneyMart Assets, Inc. (the "Money Market Fund Shares") and to subsequently exchange the Money Market Fund Shares for shares of the Fund. The Application must be received by the Transfer Agent in good order on or before the last day of the Subscription Period. Within three business days after the end of the Subscription Period (the "Exchange Date"), all amounts invested in the Money Market Fund Shares and designated for the purchase of Fund shares will be exchanged for shares of the Fund designated by the investor on the New Account Application. With respect to investors who did not previously own shares of Prudential MoneyMart Assets, Inc., any dividends accrued on the Money Market Fund Shares will also be exchanged for Fund shares selected by the investor. With respect to investors who previously owned shares of Prudential MoneyMart Assets, Inc., dividends accrued on the Money Market Shares will not be exchanged for Fund shares. An initial sales charge will generally be imposed on each transaction in Class A and Class C shares, unless a waiver applies. See "Alternative Purchase Plan" below.


     Investors who wish to subscribe for Fund shares through a selected dealer during the Subscription Period must do so in accordance with the requirements of their accounts with such dealers.

     The minimum initial investment during the Subscription Period is $1,000 for Class A and Class B shares and $2,500 for Class C shares. There are no minimum investment requirements for certain retirement and employee savings plans or custodial accounts for the benefit of minors.

     Subscribers for shares will not have any of the rights of a shareholder of a Fund until the shares subscribed for have been issued to the subscriber and such issuance is reflected in the books of the Trust. The Trust reserves the right to withdraw, modify or terminate the initial offering without notice and to refuse any order in whole or in part. Shareholders who purchase their shares during the Subscription Period will not receive share certificates.

CONTINUOUS OFFERING OF SHARES


     The Trust anticipates that a continuous offering of its shares will commence on or about December 1, 1998. Shareholders who subscribe for shares during the Subscription Period may redeem shares prior to the end of the Subscription Period, but cannot purchase additional shares until the continuous offering begins.


     YOU MAY PURCHASE SHARES OF THE FUNDS THROUGH THE DISTRIBUTOR, THROUGH DEALERS, INCLUDING PRUDENTIAL SECURITIES OR PRUCO SECURITIES CORPORATION ("PRUSEC"), OR DIRECTLY FROM THE TRUST THROUGH THE TRANSFER AGENT, ATTENTION:
INVESTMENT SERVICES, P.O. BOX 15020, NEW BRUNSWICK, NEW JERSEY 08906-5020. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. The purchase price is the NAV next determined following receipt of an order in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Distributor, your Dealer or the Transfer Agent, plus a sales charge which, at your option, may be imposed either at the time of purchase, on a deferred basis, or both. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent-deferred sales charge. Class C shares are sold with a low front-end sales charge, but are also subject to a contingent-deferred sales charge. Class Z shares are offered to a limited group of investors at net asset value without any sales charge. Payment may be made by wire, check or through your brokerage account. See "Alternative Purchase Plan" and "Net Asset Value."

     The minimum initial investment is $1,000 for Class A and Class B shares and $2,500 for Class C shares, except that the minimum initial investment for Class C shares may be waived from time to time. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. There are no minimum investment requirements for Class Z shares. All minimum investment requirements are waived for certain employee savings plans or custodial accounts for the benefit of minors. For purchases through the Automatic Investment Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.

     Application forms can be obtained from the Transfer Agent or the Distributor. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.

     The Trust reserves the right to reject any purchase order (including an exchange into a Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

     Your Dealer is responsible for forwarding payment promptly to the Trust. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the placement of the order.

     Dealers may charge their customers a separate fee for processing purchases and redemptions. In addition, transactions in shares of the Funds may be subject to postage and handling charges imposed by your Dealer. Any such charges are retained by the Dealer and are not remitted to the Funds.

     Purchase by Wire. For an initial purchase of shares of a Fund by wire, you must complete an application and telephone PMFS to receive an account number at
(800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, the Fund and class of shares you are selecting, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Diversified Funds, specifying on the wire the account number assigned by PMFS and your name and the Fund in which you want to invest and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares).

     If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (4:15 P.M., New York time) on a business day, you may purchase shares of a Fund as of that day. See "Net Asset Value" in the Statement of Additional Information.

     In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies the relevant Fund, share class and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

     THE TRUST OFFERS FOUR CLASSES OF SHARES IN EACH FUND (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES) WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES GIVEN THE AMOUNT OF THE PURCHASE, THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES ("ALTERNATIVE PURCHASE PLAN").

                                         ANNUAL 12b-1 FEES (AS A
                                           % OF AVERAGE DAILY
                   SALES CHARGE                NET ASSETS)             OTHER INFORMATION
                   ------------          -----------------------       -----------------
CLASS A...  Maximum initial sales         .30 of 1% (currently     Initial sales charge
            charge of 5% of the public   being charged at a rate   waived or reduced for
            offering price                    of .25 of 1%)        certain purchases
CLASS B...  Maximum CDSC of 5% of the              1%              Shares convert to Class A
            lesser of the amount                                   shares approximately seven
            invested or the redemption                             years after purchase
            proceeds; declines to zero
            after six years
CLASS C...  Initial sales charge of 1%             1%              Shares do not convert to
            of the public offering                                 another class
            price and maximum CDSC of
            1% of the lesser of the
            amount invested or the
            redemption proceeds on
            redemptions made within 18
            months of purchase
CLASS Z...  None                                  None             Sold to a limited group of
                                                                   investors

     The four classes of shares in each Fund represent interests in the same portfolio of investments of the Trust and have the same rights, except that (i) each class (with the exception of Class Z shares, which are not subject to any distribution and/or service fees) bears the separate expenses of its Rule 12b-1 distribution and service plan, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (iii) each class has a different exchange privilege; (iv) only Class B shares have a conversion feature; and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee (if any) of each class. Class B and Class C shares of each Fund bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares of the Fund.


     Financial advisers and other sales agents who sell shares of the Trust will receive different compensation for selling Class A, Class B, Class C and Class Z shares of the Funds and will generally receive more compensation initially for selling Class A, Class B and Class C shares than for selling Class Z shares.

     IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature -- Class B Shares" below).

     The following information is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Funds.

     If you intend to hold your investment in a Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6-year period, you should consider purchasing Class C shares over either Class A or Class B shares.

     If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

     If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

     If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 5 years for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

     ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES UNLESS THE PURCHASER IS ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Reduction and Waiver of Initial Sales Charges" and "Class Z Shares" below.

CLASS A SHARES

     The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                             SALES CHARGE AS   SALES CHARGE AS   DEALER CONCESSION AS
                              PERCENTAGE OF     PERCENTAGE OF       PERCENTAGE OF
AMOUNT OF PURCHASE           OFFERING PRICE    AMOUNT INVESTED      OFFERING PRICE
------------------           ---------------   ---------------   --------------------
Less than $25,000..........      5.00%             5.26%                4.75%
$25,000 to $49,999.........      4.50%             4.71%                4.25%
$50,000 to $99,999.........      4.00%             4.17%                3.75%
$100,000 to $249,999.......      3.25%             3.36%                3.00%
$250,000 to $499,999.......      2.50%             2.56%                2.40%
$500,000 to $999,999.......      2.00%             2.04%                1.90%
$1,000,000 and above.......       None              None                 None

     The Distributor may reallow the entire sales charge to Dealers. Dealers may be deemed to be underwriters, as that term is defined under the federal securities laws. The Distributor reserves the right, without prior notice to any Dealer, to suspend or eliminate Dealer concessions or commissions.

     In connection with the sale of the Class A shares at NAV (without payment of an initial sales charge), the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons who distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.

     REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Funds and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares -- Reduction and Waiver of Initial Sales Charges -- Class A Shares" in the Statement of Additional Information.


     Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code (collectively, "Benefit Plans"), provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping ("Direct Account Benefit Plans") and Benefit Plans sponsored by Prudential, Prudential Securities or its subsidiaries ("Prudential Securities or Subsidiary Prototype Benefit Plans"), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

     Prudential Retirement Programs. Class A shares may be purchased at NAV by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential provides administrative or recordkeeping services, provided that (i) the plan has at least $1 million in existing assets or 250 eligible employees and (ii) the Funds are an available investment option. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code and plans that participate in the PruArray Program (benefit plan recordkeeping services) (hereafter referred to as a "PruArray Plan"). All plans of a company for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold. The term "existing assets" as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated mutual funds that participate in the PruArray Program ("Participating Funds"). "Existing assets" also include monies invested in The Guaranteed Interest Account ("GIA"), a group annuity insurance product issued by Prudential, the Guaranteed Insulated Separate Account, a separate account offered by Prudential, and units of The Stable Value Fund ("SVF"), an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in GIA and SVF, provided (i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) Class A shares are an investment option of the plan.



     PruArray Association Benefit Plans. Class A shares are also offered at NAV to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association ("Association") that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at NAV without regard to the assets or number of participants in the individual employer's qualified plan(s) or non-qualified plans so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (ii) maintain their accounts with the Trust's Transfer Agent.



     PruArray Savings Program. Class A shares are also offered at NAV to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at NAV by Individual Retirement Accounts ("IRAs") and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or Savings Accumulation Plan account with the Transfer Agent and
(ii) spouses of employees who open an IRA account with the Transfer Agent. The Program is offered to companies that have at least 250 eligible employees.



     Special Rules Applicable to Retirement Plans. After a Benefit Plan or PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.


     Other Waivers. In addition, Class A shares may be purchased at NAV, through the Distributor or the Transfer Agent, by the following persons: (a) officers of the Prudential Mutual Funds (including the Trust), (b) employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that purchases at NAV are permitted by such person's employer,

(d) Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of Dealers who have entered into a selected dealer agreement with the Distributor, provided that purchases at NAV are permitted by such person's employer, (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of benefit plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchases and (g) investors in IRAs, provided the purchase is made with the proceeds of a tax-free, rollover of assets from a Benefit Plan for which Prudential Investments serves as the recordkeeper or administrator.

     For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the Dealer facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares purchased upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Trust Shares -- Reduction and Waiver of Initial Sales
Charges -- Class A Shares" in the Statement of Additional Information.

CLASS B AND CLASS C SHARES


     The offering price of Class B shares is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your Dealer or the Distributor. The offering price of Class C shares is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your Dealer or the Distributor plus a sales charge equal to 1% of the public offering price. Redemption of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares -- Contingent Deferred Sales Charges."



     The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to Dealers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of the Trust to sell the Class B shares of the Funds without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. In connection with the sale of Class C shares, the Distributor will pay, partially from its own resources, Dealers, financial advisers and other persons which distribute Class C shares a sales commission of up to 2% of the purchase price at the time of the sale. The Distributor anticipates that it would recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Trust is Managed -- Distributor."



  Waiver of Initial Sales Charge -- Class C Shares



     Prudential Retirement Plans. The initial sales charge will be waived with respect to purchases of Class C shares by qualified and non-qualified retirement and deferred compensation plans for which Prudential provides administrative or recordkeeping services that participate in the PruArray Program.



     Investments of Redemption Proceeds from Other Investment
Companies. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated investment company which were not held through an account with Prudential Securities Incorporated or its affiliates. Such purchases must be made within 60 days of the redemption, and the Transfer Agent must be notified by the investor at the time the purchase of Class C shares is made.


CLASS Z SHARES

     Class Z shares of each Fund are currently available for purchase by: (i) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation plans and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code, and non-qualified plans for which the Fund is an available option (collectively, "Benefit Plans"), provided that such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets; (ii) participants in any fee-based program or trust program sponsored by an affiliate of the Distributor which includes mutual funds as investment options and for which the Fund is an available option; (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by an affiliate of the Distributor for whom Class Z shares of the Prudential Mutual Funds are an available investment option; (iv) Benefit Plans for which an affiliate of the Distributor serves as recordkeeper and as of September 20, 1996, (a) were Class Z shareholders of the Prudential Mutual Funds, or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds; (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Trust); (vi) employees of Prudential or Prudential Securities who participate in an employer-sponsored employee savings plan and (vii) Prudential with an investment of $10 million or more. After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

     In connection with the sale of Class Z shares, the Manager, Distributor or one of their affiliates may pay Dealers, financial advisers and other persons who distribute shares a finders' fee, from its own resources, based on a percentage of the net asset value of shares sold by such persons.

HOW TO SELL YOUR SHARES

     YOU CAN REDEEM SHARES OF THE FUNDS AT ANY TIME FOR CASH AT THE NAV PER SHARE NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM (IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRANSFER AGENT IN CONNECTION WITH INVESTORS' ACCOUNTS) BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER. See "Net Asset Value." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charges" below. If you are redeeming your shares of a Fund through a Dealer, your Dealer must receive your sell order before the Fund computes its NAV for that day (i.e., 4:15 P.M., New York time) in order to receive that day's NAV. Your Dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Funds.

     IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES SIGNED IN THE NAMES(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Trust in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, the Distributor or to your Dealer.


     If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Prudential Preferred Financial Services offices. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.


     PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER OF THE CERTIFICATE AND/OR WRITTEN REQUEST EXCEPT AS INDICATED BELOW. If you hold shares through a Dealer, payment for shares presented for redemption will be credited to your account at your Dealer unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange (the "Exchange") is closed for other than customary weekends and holidays, (b) when trading on the Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

     PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE TRUST OR THE TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, WHICH MAY TAKE UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CASHIER'S CHECK.

     REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "Net Asset Value." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust has, however, elected to be governed by Rule 18f-1 under the Investment Company Act, under which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

     INVOLUNTARY REDEMPTION. In order to reduce expenses of the Funds, the Board of Trustees may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose investment in a Fund has a net asset value of less than $500 due to a redemption. The Trust will give any such shareholder 60 days' prior written notice in which to purchase sufficient additional shares of the Fund to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

     90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Funds at the NAV next determined after the order is received, which must be within 90 days after the date of redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your Dealer, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege will generally not affect the federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss depending on the amount reinvested, may not be allowed for federal income tax purposes. For more information on the rule which disallows a loss on the sale or exchange of shares of the Funds which are replaced, see "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  Contingent Deferred Sales Charges


     Redemptions of Class B shares will be subject to a contingent deferred sales charge ("CDSC") declining to zero from 5% over a six-year period. Class C shares redeemed within 18 months of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares of a Fund to an amount which is lower than the amount of all payments by you for shares of that Fund during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares and shares purchased through reinvestment of dividends or distributions are not subject to CDSC. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor. See "How the Trust is Managed -- Distributor" and "Waiver of Contingent Deferred Sales Charges" below.


     The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of your shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

     The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                            CONTINGENT DEFERRED SALES CHARGE
         YEAR SINCE PURCHASE               AS A PERCENTAGE OF DOLLARS INVESTED
            PAYMENT MADE               OR REDEMPTION PROCEEDS (WHICHEVER IS LOWER)
         -------------------           -------------------------------------------
First................................                     5.0%
Second...............................                     4.0%
Third................................                     3.0%
Fourth...............................                     2.0%
Fifth................................                     1.0%
Sixth................................                     1.0%
Seventh..............................                     None

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results generally in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Fund shares made during the preceding six years; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

     For example, assume you purchased 100 Class B shares of a Fund at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase, you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination or disability, provided that the shares were purchased prior to death or disability.

     The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions are: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement; (ii) in the case of an IRA (including a Roth IRA), a lump-sum or other distribution after attaining age 59 1/2 or a periodic distribution based on life expectancy; (iii) in the case of a Section 403(b) custodial account, a lump sum or other distribution after attaining age 59 1/2 and (iv) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service, i.e., following voluntary or involuntary termination of employment or following retirement. Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan unless such redemptions otherwise qualify as a waiver as described above. In the case of Direct Account and Prudential Securities or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

     Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.

     You must notify the Transfer Agent either directly or through your Dealer, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Trust Shares -- Waiver of the Contingent Deferred Sales Charge -- Class B Shares" in the Statement of Additional Information.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- CLASS C SHARES


     Prudential Retirement Plans. The CDSC will be waived on redemptions from qualified and non-qualified retirement and deferred compensation plans for which Prudential provides administrative or recordkeeping services that participate in the PruArray Program.


CONVERSION FEATURE -- CLASS B SHARES

     Class B shares of a Fund will automatically convert to Class A shares of the same Fund on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.

     Since the Trust tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the "Eligible Shares") will be determined on each conversion date in accordance with the following formula:
(i) the ratio of (a) the amounts paid for Class B shares of a Fund purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares of the same Fund purchased and then held in your account (ii) multiplied by the total number of Class B shares of that Fund purchased and then held in your account. Each time any Eligible Shares of a Fund in your account convert to Class A shares, all shares or amounts representing Class B shares of the same Fund then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

     For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares of a Fund were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares of the same Fund was subsequently made at $11 per share (for a total of $1,100),
95.24 shares of that Fund would convert approximately seven years from the initial purchase (i.e., $1,000 divided by $2,100 or 47.62% multiplied by 200 shares or 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

     Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares of the same Fund at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "Net Asset Value."

     For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

     The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares of a Fund will not constitute "preferential dividends" under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Funds will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

HOW TO EXCHANGE YOUR SHARES

     AS A SHAREHOLDER OF THE TRUST YOU HAVE AN EXCHANGE PRIVILEGE WITH CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS, INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM

INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF A FUND MAY BE EXCHANGED FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be that imposed by the fund in which shares are initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature -- Class B Shares." An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account -- Exchange Privilege" in the Statement of Additional Information.

     IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Trust at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE TRUST NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. (The Trust or its agents could be subject to liability if they fail to employ reasonable procedures.) All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

     IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

     IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

     IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES LLC, AT THE ADDRESS NOTED ABOVE.

     SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV (see "Alternative Purchase Plan -- Class A Shares -- Reduction and Waiver of Initial Sales Charges" above) and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan -- Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares of a Fund which are not subject to a CDSC held in such a shareholder's account will be automatically exchanged for Class A shares of that Fund for shareholders who qualify to purchase Class A shares at NAV on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares of a Fund, will have their Class B and Class C shares of that Fund which are not subject to a CDSC and their Class A shares of that Fund exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Prusec or another Dealer that they are eligible for this special exchange privilege.

     Participants in any fee-based program for which a Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares of the Fund when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares of the Portfolio at NAV.

     The exchange privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.

     FREQUENT TRADING. The Funds and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Trust reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading ("Market Timers").

     To implement this authority to protect the Funds and their shareholders from excessive trading, the Trust will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Trust or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Trust may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.

SHAREHOLDER SERVICES

     In addition to the exchange privilege, as a shareholder in the Funds, you can take advantage of the following additional services and privileges:

     - AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the relevant Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through your Dealer, you should contact your Dealer.

     - AUTOMATIC INVESTMENT PLAN ("AIP"). Under AIP you may make regular purchases of a Portfolio's shares in amounts as little as $50 via an automatic debit to a bank account or brokerage account (including a Command Account). For additional information about this service, you may contact the Distributor, your Dealer or the Transfer Agent directly.

     - TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7)of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from your Dealer or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

     - SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders, which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares of a Portfolio may be subject to a CDSC. See "How to Sell Your Shares -- Contingent Deferred Sales Charges." See also "Shareholder Investment Account -- Systematic Withdrawal Plan" in the Statement of Additional Information.

     - REPORTS TO SHAREHOLDERS. The Trust will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Trust will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 (toll-free) or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data are available upon request from the Trust.

     - SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A. at (732) 417-7555 (collect).

     For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

     THE PRUTECTOR PROGRAM-OPTIONAL GROUP TERM LIFE INSURANCE. Prudential makes available optional group term life insurance coverage to purchasers of shares of certain Prudential Mutual Funds which are held in an eligible brokerage account. This insurance protects the value of your mutual fund investment for your beneficiaries against market downturns. The insurance benefit is based on the difference at the time of the insured's death between the "protected value" and the then current market value of the shares. This coverage is not available in all states and is subject to various restrictions and limitations. For more complete information about this program, including charges and expenses, please contact your Prudential representative.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS


     Each Fund intends to elect to be, and to qualify for treatment as, a regulated investment company under the Internal Revenue Code. Each Fund will not be subject to federal income taxes on its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to its shareholders.


     Any dividends out of net investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders will be taxable as ordinary income to the shareholder whether or not reinvested. To the extent a Fund's income is derived from certain dividends received from domestic corporations, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the 70% dividends received deduction. Any net capital gains distributed to shareholders will be taxable as long-term capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individual shareholders is currently 20%. The maximum tax rate for ordinary income is 39.6%. The maximum long-term capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

     Both regular and capital gains dividends are taxable to shareholders in the year in which received, whether they are received in cash or additional shares. In addition, certain dividends declared by the Trust will be treated as received by shareholders on December 31 of the year the dividends are declared. This rule applies to dividends declared by the Trust in October, November or December of a calendar year, payable to shareholders of record on a date in any such month, if such dividends are paid during January of the following calendar year.

     Dividends attributable to the net investment income of each Fund will be declared and paid quarterly with respect to the Conservative Growth Fund, semi-annually with respect to the Moderate Growth Fund and annually with respect to the High Growth Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. Dividends paid by each Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class (other than Class Z) will bear its own distribution and/or service fee charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A and Class Z shares and lower dividends for Class A shares in relation to Class Z shares. Distribution of net capital gains, if any, will be paid in the same amount per share for each class of shares of a Portfolio. See "Net Asset Value."

     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss with respect to shares that are held for six months or less, however, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder. Gain or loss on shares held more than 12 months will be considered in determining a holder's adjusted net capital gain subject to a maximum tax rate of 20%. Additionally, a capital loss realized upon a sale or redemption of shares in a Fund will be deferred under the "wash sale" rules of the Internal Revenue

Code if the shareholder acquires shares in such Fund during the 61-day period beginning 30 days before and ending 30 days after the sale which gave rise to the loss.

     Net investment income or capital gains earned by the Funds from foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds' assets to be invested within various countries is not known. The Funds intend to operate so as to qualify for treaty-reduced rates of tax where applicable. Furthermore, if a Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. If the Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit for foreign taxes may be claimed. As a result of the election, shareholders who are non-resident alien individuals or foreign entities may be subject to additional U.S. withholding tax on the foreign taxes deemed distributed pursuant thereto, but be unable to claim a deduction or credit for such taxes in the U.S. It is not anticipated that any Fund will satisfy the requirements for making the election to treat shareholders as having paid foreign taxes paid by the Fund.

     A Fund may, from time to time, invest in Passive Foreign Investment Companies ("PFICs"). PFICs are foreign corporations which derive a majority of their income from passive sources. For tax purposes, a Fund's investments in PFICs are subject to special tax provisions that may result in the taxation of certain gains realized and unrealized by the Fund.

     Under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

     Gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If currency fluctuation losses exceed other investment company taxable income during a taxable year, distributions made by the Fund during the year would be characterized as a return of capital to shareholders, reducing the shareholder's basis in their Fund shares.

     Under the Internal Revenue Code, each Fund is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds on the accounts of certain shareholders who fail to furnish their correct tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law, or otherwise are subject to backup withholding.

     Any dividends out of net investment income and short-term capital gains paid to a foreign shareholder will generally be subject to U.S. withholding tax of 30% (or lower treaty rate if applicable).

     As a result of the allocation and any rebalancing of assets among the Advisers of each of the Funds, there may be tax ramifications relating to the sale of assets in the form of increased short-term or long-term capital gains. As described above, net short-term gains derived by a Fund are taxed as ordinary income. Additionally, Funds may also be subject to the "wash sale" rules of the Internal Revenue Code as described above.

     Dividends and distributions will be paid in additional Fund shares, at net asset value computed on the payment date and record date, respectively, or such other date as the Trustees may determine, unless the shareholder elects in writing not less than five business days prior to the record date to receive such dividends and distributions in cash. Such election should be submitted to the Trust or the investor's financial advisor. Each Fund will notify each shareholder after the close of each Fund's taxable year of both the dollar amount and the taxable status of that year's dividends and distributions.

     If you buy shares on or immediately before the record date (the date that determines who receives the dividend), you will receive a portion of the money you invested as a taxable dividend. Therefore you should consider the timing of dividends when buying shares of a Fund.

     The foregoing is a general summary of the U.S. federal income tax consequences of investing in a Fund. Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state, local or foreign taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

                              GENERAL INFORMATION

PERFORMANCE INFORMATION

     FROM TIME TO TIME THE TRUST MAY ADVERTISE A FUND'S AVERAGE ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN IN ADVERTISEMENTS OR SALES LITERATURE. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows how much an investment in a Fund of the Trust would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The Trust may also include comparative performance information for its Funds in advertising or marketing the Trust's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals, and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information is contained in the Trust's annual report to shareholders which is available without charge. You may request copies of such reports by calling (800) 225-1852 or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

DESCRIPTION OF SHARES

     The Trust was organized as a Delaware business trust on July 29, 1998 under an Agreement and Declaration of Trust. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest (par value $.001 per share) of one or more separate series and classes representing interests in different investment portfolios and share classes thereof.

     The shareholders of the Funds are each entitled to a full vote for each full share of beneficial interest held and fractional votes for fractional shares. Shares of each Fund are entitled to vote as a class only to the extent required by the provisions of the Investment Company Act or as otherwise permitted by the Trustees in their sole discretion. Pursuant to the Investment Company Act, shareholders of each Fund have to approve changes in certain investment policies of a Fund.

     It is the intention of the Trust not to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees. The Trust may from time to time, in its discretion and pursuant to applicable regulations, add additional Funds to the Trust or, with the approval of the Shareholders of an existing Fund, if necessary, terminate one or more of the Funds.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian for the Trust's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Its mailing address is P.O. Box 9131, Boston, Massachusetts 02105.

     Prudential Mutual Fund Services LLC ("PMFS"), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Trust. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.


INFORMATION ON PERFORMANCE OF ADVISERS



     Each of the Advisers also serves as the investment adviser of other funds. Unless otherwise noted, the performance information shown below depicts the only other registered investment company portfolios with investment objectives, policies and strategies that are substantially similar to those of the respective Fund segments managed by the same portfolio manager. The portfolio managers of the accounts constituting the Small Cap Russell 2000 Value Equity Composite ("Russell 2000 Composite") and the Franklin Management Small Cap Growth Composite ("Franklin Composite") served as such since inception of each account. In addition, the respective portfolio managers of Lazard International Equity Portfolio, Target International Equity Portfolio, Target Total Return Bond Portfolio, Prudential Jennison Growth Fund, Franklin Small Cap Growth Fund, DG International Equity Fund and Prudential Series Fund, Inc.
(PSF) -- Prudential Jennison Portfolio have served as such since the inception of each fund. Each of the portfolio managers of the other funds shown below has served as such since the following dates: Prudential Equity Fund, April, 1990; PSF Equity Portfolio, April, 1990; PSF High Yield Bond Portfolio, May, 1997; and Prudential High Yield Fund, March, 1998. As described in this prospectus, each Adviser will have responsibility for a portion of each Fund; in contrast, the respective Advisers have sole responsibility for the funds shown below. With the exception of the Russell 2000 Composite and the Franklin Composite, the performance information shown in the table below reflects the expense ratio of each fund presented. With respect to funds with multiple share classes, performance information is included for the share class with the highest total expense ratio and for a class with a lower total expense ratio. The expense ratios for certain of these funds are generally lower than the expense ratios for certain classes of the Funds. See "Trust Expenses" above and "Expense Ratios" below. If the expense ratios for those funds had been as high as those for certain classes of the Funds, their performance would have been lower.



     The accounts comprising the Russell 2000 Composite and the Franklin Composite include accounts that were not registered under the 1940 Act and therefore were not subject to the diversification and other requirements of the 1940 Act and the Internal Revenue Code. If these accounts had been subject to these requirements, their performance might have been adversely affected. The performance of each of the Russell 2000 Composite and the Franklin Composite was computed using a method based on the standards developed by the Association of Investment Management & Research ("AIMR"), which differs from the performance standards required by the Securities and Exchange Commission for registered mutual funds. The performance information for each of the Russell 2000 Composite and the Franklin Composite has been adjusted to give effect to an expense ratio of 1.25% and 2.25%, which is expected to apply to Class Z and Class B Shares, respectively, of the Moderate Growth Fund, as well as the CDSC applicable to Class B Shares.

     The performance information below should not be viewed as a substitute for the Funds' own performance. The performance of the Funds will differ from the performance of the funds and composites shown below. Past performance of the funds and composites should not be considered a prediction of future performance of the Funds. Unless otherwise noted, the performance data below reflects the imposition of applicable sales loads.



     The Advisers were selected based on their adherence to an investment style that was desired for their portion of the Funds, as well as their performance track records in the following funds and accounts:



                                                 ANNUALIZED TOTAL RETURNS AS OF 6/30/98
                                                ----------------------------------------      SINCE      INCEPTION
FUND NAME                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION      DATE
---------                                       ------    -------    -------    --------    ---------    ---------
Adviser: Prudential Investment Corporation
  Prudential Equity Fund A Shares*              16.81%     20.50%     17.79%        NA        16.68%     01/22/90
  Prudential Equity Fund A Shares (no-load)**   22.96      22.58      19.01         NA        17.39      01/22/90
  Prudential Equity Fund B Shares*              17.11      21.00      18.01      16.19%       17.28       3/10/82
  Prudential Equity Fund B Shares (no-load)**   22.11      21.67      18.11      16.19        17.28       3/10/82
  Prudential Series Fund Inc., Equity
    Portfolio                                   23.78      23.22      19.39      17.04        15.90       5/13/83
  Prudential High Yield Fund A Shares*           6.70      10.85       9.19         NA        11.08      01/22/90
  Prudential High Yield Fund A Shares (no-
    load)**                                     11.14      12.37      10.09         NA        11.62      01/22/90
  Prudential High Yield Fund B Shares*           5.43      10.85       9.31       9.33        10.30       2/21/79
  Prudential High Yield Fund B Shares (no-
    load)**                                     10.43      11.66       9.45       9.33        10.30       2/21/79
  Prudential Series Fund Inc., High Yield Bond
    Portfolio                                   13.06      12.69      10.31      10.35         9.36       2/23/87
Adviser: Jennison Associates
  Prudential Jennison Growth Fund Z Shares***   35.84      26.42      21.48         NA        21.75      11/05/92
  Prudential Jennison Growth Fund B Shares*     29.49         NA         NA         NA        23.23       11/2/95
  Prudential Jennison Growth Fund B Shares
    (no-load)**                                 34.49         NA         NA         NA        24.03       11/2/95
  Prudential Series Fund Inc., Prudential
    Jennison Portfolio                          35.95      26.52         NA         NA        29.64       4/25/95
Adviser: Lazard Asset Management Lazard
  International Equity Inst. Shares             18.11      18.70      16.13         NA        12.39      10/01/91
  Lazard International Equity Opn Shares        17.74         NA         NA         NA        23.49       1/23/97
  Target International Equity Portfolio         17.00      18.25      16.57         NA        16.52        1/5/93
  DG International Equity                          NA         NA         NA         NA        12.43       8/18/97
Adviser: PIMCO
  Target Total Return Bond Fund                 10.52       8.51       7.22         NA         7.88        1/5/93
Adviser: Franklin Advisors Franklin Sm-Cap
  Growth Class I*                                8.72      18.70      22.70         NA        19.57      02/14/92
  Franklin Sm-Cap Growth Class I (no-load)**    13.85      20.53      23.84         NA        20.43      02/14/92
  Franklin Sm-Cap Growth Class II*              11.90         NA         NA         NA        16.92       10/2/95
  Franklin Sm-Cap Growth Class II (no-load)**   13.03         NA         NA         NA        17.43       10/2/95
  Franklin Management Small Cap Growth
    Composite(1)                                   NA         NA         NA         NA         4.30      12/31/97
  Franklin Management Small Cap Growth
    Composite(2)*                                  NA         NA         NA         NA        -0.21      12/31/97
  Franklin Management Small Cap Growth
    Composite(3)**                                 NA         NA         NA         NA         3.80      12/31/97

                                                 ANNUALIZED TOTAL RETURNS AS OF 6/30/98
                                                ----------------------------------------      SINCE      INCEPTION
FUND NAME                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION      DATE
---------                                       ------    -------    -------    --------    ---------    ---------
Adviser: Dreyfus Small Cap Russell 2000 Value
  Equity Composite(1)                           31.85         NA         NA         NA        32.65      12/31/96
  Small Cap Russell 2000 Value Equity
    Composite(2)*                               25.85         NA         NA         NA        29.32      12/31/96
  Small Cap Russell 2000 Value Equity
    Composite(3)**                              30.85         NA         NA         NA        31.65      12/31/96
                                                -----      -----      -----      -----        -----      --------


---------------

* Total returns reflect the imposition of the maximum applicable sales charges



** Total returns do not reflect the imposition of any sales charges



*** On September 20, 1996, Prudential Institutional-Growth Stock Fund merged into Prudential Jennison Growth Fund, Class Z Shares. Performance prior to September 20, 1996 is for Prudential Institutional-Growth Stock Fund, which had an inception date of November 5, 1992.



(1) Composite adjusted for an annual expense ratio of 1.25 %.



(2) Composite adjusted for an annual expense ratio of 2.25 % and the applicable CDSC for Class B Shares of the Funds.



(3) The Composite was adjusted for an annual expense ratio of 2.25 %, but assumes the investment is not sold (No CDSC).



Total Return Sources: Morningstar, Lipper, Prudential, Franklin and Dreyfus. Expenses from Lipper and Prudential

     EXPENSE RATIOS. According to Lipper Analytical Services, the expense ratio for each of the funds listed above as of September 16, 1998 was as follows:



                                      EXPENSE
               FUND                    RATIO
               ----                   -------
Prudential Equity Fund A Shares          0.88%
Prudential Equity Fund B Shares          1.63
PSF Equity Portfolio                     0.46
Prudential Jennison Growth Fund Z
  Shares                                 0.84
Prudential Jennison Growth Fund B
  Shares                                 1.84
PSF Prudential Jennison Portfolio        0.64
Prudential High Yield Fund A Shares      0.69
Prudential High Yield Fund B Shares      1.29



                                      EXPENSE
               FUND                    RATIO
               ----                   -------
PSF High Yield Bond Portfolio            0.57%
Lazard International Equity Inst.
  Shares                                 0.89
Lazard International Equity Opn
  Shares                                 1.25
DG International Equity                  1.77
Target International Equity
  Portfolio                              0.93
Target Total Return Bond Portfolio       0.91
Franklin Sm-Cap Growth (Class I)         0.89
Franklin Sm-Cap Growth (Class II)        1.64

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.
                            ------------------------
                               TABLE OF CONTENTS


                                            PAGE
                                            -----
Fund Highlights...........................      2
Trust Expenses............................      5
Description of the Funds..................     11
  Investment Objectives and Policies......     11
  Other Investments and Policies..........     22
  Investment Restrictions.................     37
Management of the Trust...................     37
  Manager.................................     38
  Advisers................................     39
  Distributor.............................     42
  Portfolio Transactions..................     44
  Year 2000...............................     44
Net Asset Value...........................     44
Shareholder Guide.........................     45
  How to Buy Shares of the Funds..........     45
  Alternative Purchase Plan...............     48
  Conversion Feature -- Class B Shares....     57
How to Exchange Your Shares...............     58
Shareholder Services......................     60
Taxes, Dividends and Distributions........     62
General Information.......................     64
  Performance Information.................     64
  Description of Shares...................     65
  Custodian and Transfer and Dividend
    Disbursing Agent......................     65
  Additional Information..................     66
  Information on Performance of
    Advisers..............................     66


                            ------------------------

MF186A


                      CUSIP NOS.:
                Conservative Growth Fund
    Class A: 74432F-10-9      Class C: 74432F-30-7
    Class B: 74432F-20-8      Class Z: 74432F-40-6
                  Moderate Growth Fund
    Class A: 74432F-50-5      Class C: 74432F-70-3
    Class B: 74432F-60-4      Class Z: 74432F-80-2
                    High Growth Fund
    Class A: 74432F-88-5      Class C: 74432F-86-9
    Class B: 74432F-87-7      Class Z: 74432F-85-1



Prudential
Diversified
FundsSM


PROSPECTUS


OCTOBER 5, 1998


WWW.PRUDENTIAL.COM

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